Pension, Profit Sharing and Other Benefit Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2010
Defined Contribution Plans
Company contributions to defined contribution plan	$ 13,300	$ 12,100	$ 10,900
Amounts recognized in Accumulated OCI
Valuation allowance on deferred tax asset	$ (57,106)	(42,179)
Components of net periodic pension cost (benefit)
Settlement loss		2,671
Equity securities | Minimum
Weighted-average assumptions used to determine net periodic benefit cost at the end of the year
Target allocation percentage	20.00%
Equity securities | Maximum
Weighted-average assumptions used to determine net periodic benefit cost at the end of the year
Target allocation percentage	55.00%
Debt securities | Minimum
Weighted-average assumptions used to determine net periodic benefit cost at the end of the year
Target allocation percentage	25.00%
Debt securities | Maximum
Weighted-average assumptions used to determine net periodic benefit cost at the end of the year
Target allocation percentage	75.00%
Cash | Minimum
Weighted-average assumptions used to determine net periodic benefit cost at the end of the year
Target allocation percentage	0.00%
Cash | Maximum
Weighted-average assumptions used to determine net periodic benefit cost at the end of the year
Target allocation percentage	55.00%
Real Estate | Minimum
Weighted-average assumptions used to determine net periodic benefit cost at the end of the year
Target allocation percentage	0.00%
Real Estate | Maximum
Weighted-average assumptions used to determine net periodic benefit cost at the end of the year
Target allocation percentage	10.00%
Defined Benefit Pension Plans
Defined Contribution Plans
Number of European employees covered by contributory defined benefit pension plan for which benefits were frozen (as a percent)				50.00%
Expected contribution to defined benefit pension plans in next fiscal year	$ 5,100
Unrecognized actuarial loss expected to be recognized in net pension cost over next fiscal year	(2,700)
Unrecognized actuarial loss expected to be recognized in net pension cost over next fiscal year, net of tax	2,100
Plan assets expected to be returned in 2018	0
Projected benefit obligation, ABO and fair value of plan assets for the defined benefit pension plans in which the ABO was in excess of the fair value of plan assets
Projected benefit obligation	235,097	241,117
Accumulated benefit obligation	235,097	241,117
Fair value of plan assets	209,722	194,253
Change in benefit obligations:
Net benefit obligation at the beginning of the year	241,117	227,527
Service cost	617	595	670
Interest cost	7,091	8,972	9,073
Actuarial (gain) loss	(10,082)	41,583
Gross benefits paid	(7,549)	(8,365)
Settlements		(10,424)
Foreign currency exchange rate changes	3,903	(18,771)
Net benefit obligation at the end of the year	235,097	241,117	227,527
Change in plan assets:
Fair value of plan assets at the beginning of the year	194,253	201,502
Actual return on plan assets	14,915	23,775
Employer contributions	5,354	4,271
Gross benefits paid	(7,549)	(8,365)
Settlements		(10,424)
PBGC Premium paid	(348)	(362)
Administrative expenses	(547)	(925)
Foreign currency exchange rate changes	3,644	(15,219)
Fair value of plan assets at the end of the year	209,722	194,253	201,502
Unfunded status of the plans	(25,375)	(46,864)
Unrecognized net actuarial loss	58,572	72,909
Net amount recognized	33,197	26,045
Amounts recognized in Accumulated OCI
Liability adjustment to OCI	(58,572)	(72,909)
Deferred tax asset	15,033	19,236
Valuation allowance on deferred tax asset	(2,107)	(5,153)
Accumulated other comprehensive loss	(45,646)	(58,826)
Components of net periodic pension cost (benefit)
Service cost	617	595	670
Interest cost	7,091	8,972	9,073
Expected return on plan assets	(12,928)	(13,182)	(13,835)
Amortization of actuarial loss	3,700	1,869	705
Settlement loss		2,671
Administrative expenses	474	177	163
Net pension cost (benefit)	$ (1,046)	$ 1,102	$ (3,224)
Weighted-average assumptions used to determine benefit obligation at the end of the year
Discount rate (as a percent)	3.30%	3.00%	4.10%
Rate of compensation increase (as a percent)	3.20%	3.10%	3.10%
Weighted-average assumptions used to determine net periodic benefit cost at the end of the year
Discount rate (as a percent)	3.00%	4.10%	4.20%
Expected return on plan assets (as a percent)	6.80%	6.80%	6.90%
Rate of compensation increase (as a percent)	3.10%	3.10%	3.20%
Defined Benefit Pension Plans | Equity securities
Change in plan assets:
Fair value of plan assets at the beginning of the year	$ 83,877
Fair value of plan assets at the end of the year	101,433	$ 83,877
Defined Benefit Pension Plans | Real Estate
Change in plan assets:
Fair value of plan assets at the beginning of the year	7,561
Fair value of plan assets at the end of the year	4,790	7,561
Non-qualified deferred compensation plan
Deferred compensation plans
Liabilities associated with the non-qualified deferred compensation plan	11,400	10,600
Assets set aside to fund deferred compensation liabilities	$ 5,300	$ 3,600
Employee Stock Purchase Plan
Employee Stock Purchase Plan
ESPP discount rate (as a percent)	5.00%
Maximum annual employee contributions	$ 25,000